Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 162,636	$ 162,636
Impairment loss	$ 189,225
Intellectual Property [Member]
Intangible Assets [Line Items]
Amortized period	18 years
Bay Medica Inc Intangible Assets [Member]
Intangible Assets [Line Items]
Impairment loss	$ 1,457,926